Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Property, plant and equipment

12. Property, plant and equipment

	Leasehold	Plant and	Office	Motor
	improvements	machinery	equipment	vehicle	Total
	HK$	HK$	HK$	HK$	HK$

Cost

January 1, 2023	118,492,499	27,449,585	2,031,408	-	147,973,492

Additions	39,658,741	4,971,545	981,818	-	45,612,104
Disposals	-	(137,998)	(45,818)	-	(183,816)
Written off	(7,935,580)	(5,741,030)	(673,237)	-	(14,349,847)
Transfer to assets classified as held for sale	(18,267,902)	(2,949,730)	(272,354)	-	(21,489,986)

December 31, 2023	131,947,758	23,592,372	2,021,817	-	157,561,947

Additions	6,451,975	1,137,141	264,025	20,000	7,873,141
Written off	(3,934,125)	(924,330)	(65,283)	-	(4,923,738)

December 31, 2024	134,465,608	23,805,183	2,220,559	20,000	160,511,350

Accumulated depreciation

January 1, 2023	42,808,392	10,454,220	846,972	-	54,109,584

Charge for the year	30,561,795	4,824,258	409,898	-	35,795,951
Disposals	-	(78,784)	(43,793)	-	(122,577)
Written off	(4,576,871)	(2,711,267)	(359,528)	-	(7,647,666)
Transfer to assets classified as held for sale	(5,622,048)	(635,463)	(64,142)	-	(6,321,653)

December 31, 2023	63,171,268	11,852,964	789,407	-	75,813,639

Charge for the year	28,956,777	4,671,570	408,508	2,000	34,038,855
Written off	(3,634,261)	(717,381)	(45,817)	-	(4,397,459)

December 31, 2024	88,493,784	15,807,153	1,152,098	2,000	105,455,035

Impairment

January 1, 2023 and December 31, 2023	-	-	-	-	-

Provision	4,549,381	-	-	-	4,549,381

December 31, 2024	4,549,381	-	-	-	4,549,381

Net carrying amount

December 31, 2024	41,422,443	7,998,030	1,068,461	18,000	50,506,934

December 31, 2023	68,776,490	11,739,408	1,232,410	-	81,748,308

Net carrying amount (US$)
December 31, 2024	5,332,652	1,029,652	137,552	2,317	6,502,173

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022

12.	Property, plant and equipment (continued)

During the year, the Group does not dispose of property, plant and equipment. (2023: the Group disposed of property, plant and equipment with net book value of HK$61,239 at a consideration of HK$61,239.)

During the year, the Group write off of property, plant and equipment with net book value of HK$526,277 due to reallocation of restaurant. (2023: the Group write off of property, plant and equipment with net book value of HK$6,702,181 due to termination of a warehouse tenancy agreement and malfunction of plant and machinery and office equipment.)

During the year, an impairment loss of HK$4,549,381 was recognised for the leasehold improvements. The Group has identified that its property, plant and equipment constitute a cash-generating unit that has been reporting persistent operating losses over 2 consecutive reporting periods. This sustained underperformance triggered a formal impairment assessment and a fully impairment loss has been made on the net carrying amount of assets.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022